Fair Value Measurement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Accrued expenses and other current liabilities	$ 14.6	$ 2.4